Long-Term Debt and Notes Payable (Details) - Schedule of Summarizes the Company’s Maturities of Debt Instruments - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Summarizes the Company’S Maturities of Debt Instruments [Abstract]
December 31, 2024	$ 13,663,823	$ 7,627,102
December 31, 2025	6,034,175	10,558,077
December 31, 2026	24,973,002	27,965,024
December 31, 2027
Total	$ 44,671,000	$ 46,150,203